RELATED PARTY TRANSACTIONS - Purchases of Goods and Services From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 706	$ 93	$ 786
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	668	0	0
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	34	0	0
Hollycon [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	4	16	8
Electric Motor [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	0	77	29
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 0	$ 0	$ 749